Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities - Schedule of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities [Abstract]
Loss after income tax benefit for the half-year	$ (12,552,490)	$ (10,453,811)
Adjustments for:
Amortisation		934,711
Share-based payments expense	4,634,705	464,387
Foreign exchange differences	(194,392)	229,356
Fair value (gain)/loss on financial liabilities at fair value through profit or loss	(744,920)	1,999,648
Gain on contingent consideration		(750,007)
Contingent consideration interest		232,447
Change in operating assets and liabilities:
(Increase) / Decrease trade and other receivables	(217,628)	44,560
Decrease in other assets	280,060	345,311
Decrease in borrowings	(296,833)	(493,454)
Decrease in trade and other payables	(468,313)	(852,050)
Decrease in deferred tax liabilities		(135,546)
Increase in employee benefits provisions	19,188	14,204
Net cash used in operating activities	$ (9,540,623)	$ (8,420,244)